Restructuring Charges and Asset Impairments - Narrative (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015	Sep. 30, 2016	Sep. 25, 2015	Sep. 26, 2014	Sep. 27, 2013
Restructuring Cost and Reserve [Line Items]
Charges	$ 389,000	$ 1,294,000	$ 4,278,000	$ 4,789,000	$ 2,300,000
Restructuring reserve	$ 1,089,000		1,380,000	4,413,000	1,592,000	$ 1,971,000
Asset impairment charges			129,000	27,937,000	44,424,000
Exit of Fence and Sprinkler
Restructuring Cost and Reserve [Line Items]
Inventory write-down				664,000
Severance
Restructuring Cost and Reserve [Line Items]
Restructuring reserve			841
Severance | Exit of Fence and Sprinkler
Restructuring Cost and Reserve [Line Items]
Charges			630,000	3,681,000
Severance | Involuntary Employee Termination Benefit Arrangement
Restructuring Cost and Reserve [Line Items]
Charges					999,000
Severance | Closure Of Acroba S.A.S Facility
Restructuring Cost and Reserve [Line Items]
Charges			778,000		1,301,000
Facility Closing | Exit of Fence and Sprinkler
Restructuring Cost and Reserve [Line Items]
Charges			2,066,000
Facility Closing | Closure Of Acroba S.A.S Facility
Restructuring Cost and Reserve [Line Items]
Asset impairment charges					$ 553,000
Property, Plant and Equipment | Exit of Fence and Sprinkler
Restructuring Cost and Reserve [Line Items]
Asset impairment charges				19,495,000
Prepaid Supplies | Exit of Fence and Sprinkler
Restructuring Cost and Reserve [Line Items]
Asset impairment charges			$ 129,000	$ 4,518,000